Document and Entity Information	May 20, 2021
Cover [Abstract]
Entity Registrant Name	GENESCO INC
Entity Address, State or Province	TN
Amendment Flag	false
Entity Central Index Key	0000018498
Document Type	8-K
Document Period End Date	May 20, 2021
Entity Incorporation State Country Code	TN
Entity File Number	1-3083
Entity Tax Identification Number	62-0211340
Entity Address, Address Line One	1415 Murfreesboro Pike
Entity Address, City or Town	Nashville
Entity Address, Postal Zip Code	37217-2895
City Area Code	(615)
Local Phone Number	367-7000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	GCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false